UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [   ]; Amendment Number: __________
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Westchester Capital Management, Inc.
                  ------------------------------------
Address:          100 Summit Lake Drive
                  ---------------------
                  Valhalla, NY 10595
                  ------------------

Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frederick W. Green
                  ------------------
Title:            President
                  ---------
Phone:            914-741-5600
                  ------------

Signature, Place, and Date of Signing:

         /s/ Frederick W. Green          Valhalla, New York         08/02/05
------------------------------------     ----------------------     -----------
         [Signature]                          [City, State]         [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                --

Form 13F Information Table Entry Total:           118

Form 13F Information Table Value Total:           $1,541,714,131 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.

FORM 13F
WESTCHESTER CAPITAL MANAGEMENT, INC.
30-Jun-05



Item 1                                                 Item 2          Item 3            Item 4               Item 5
-------------------------------------------------  ---------------  ------------- ----------------- -------------------------

                                                                                      Fair Market        SHRS or   SH/   Put/
Name of Issuer                                     Title of Class       CUSIP            Value           PRN AMT   PRN   Call
-------------------------------------------------  ---------------  ------------- ----------------- -------------------------
Equities
COMMON STOCK
Accredo Health, Incorporated                        COMMON STOCK      00437V104         45,933,541      1,011,752  SH
Accredo Health, Incorporated                        COMMON STOCK      00437V104          5,861,140        129,100  SH
Adelphia Communications Corp.                       COMMON STOCK      006848105            160,000      1,600,000  SH
Ameritrade Holding Corporation                      COMMON STOCK      03074K100          5,577,000        300,000  SH
Apria Healthcare Group Inc.                         COMMON STOCK      037933108          6,855,256        197,900  SH
Apria Healthcare Group Inc.                         COMMON STOCK      037933108          1,804,744         52,100  SH
Ask Jeeves, Inc.                                    COMMON STOCK      045174109         17,852,162        591,327  SH
Ask Jeeves, Inc.                                    COMMON STOCK      045174109          3,518,644        116,550  SH
Beverly Enterprises, Inc.                           COMMON STOCK      087851309          1,556,828        122,200  SH
Beverly Enterprises, Inc.                           COMMON STOCK      087851309            408,954         32,100  SH
Bone Care International, Inc.                       COMMON STOCK      098072101         12,178,459        369,380  SH
Bone Care International, Inc.                       COMMON STOCK      098072101          2,034,249         61,700  SH
Brookstone, Inc.                                    COMMON STOCK      114537103         29,474,757      1,561,163  SH
Brookstone, Inc.                                    COMMON STOCK      114537103          3,258,159        172,572  SH
CUNO Incorporated                                   COMMON STOCK      126583103         16,431,557        230,005  SH
Cablevision Systems Corporation                     COMMON STOCK      12686C109         33,760,090      1,048,450  SH
Cablevision Systems Corporation                     COMMON STOCK      12686C109          4,074,910        126,550  SH
Dictaphone Corporation                              COMMON STOCK      253588107          3,061,356        510,226  SH
Dictaphone Corporation                              COMMON STOCK      253588107          1,030,080        171,680  SH
DoubleClick, Inc.                                   COMMON STOCK      258609304         20,122,131      2,398,347  SH
DoubleClick, Inc.                                   COMMON STOCK      258609304          2,544,687        303,300  SH
Dreyer's Grand Ice Cream, Inc.                      COMMON STOCK      261877104         92,064,947      1,131,019  SH
Dreyer's Grand Ice Cream, Inc.                      COMMON STOCK      261877104          8,416,841        103,401  SH
Electronics Boutique Holdings Corp.                 COMMON STOCK      286045109         42,214,120        664,894  SH
Electronics Boutique Holdings Corp.                 COMMON STOCK      286045109          5,891,872         92,800  SH
Gartner, Inc. Class B                               COMMON STOCK      366651206          7,232,557        682,961  SH
Gartner, Inc. Class B                               COMMON STOCK      366651206          2,093,113        197,650  SH
The Gillette Company                                COMMON STOCK      375766102         80,186,478      1,583,774  SH
The Gillette Company                                COMMON STOCK      375766102         10,621,161        209,780  SH
Gold Banc Corporation                               COMMON STOCK      379907108          3,732,075        256,500  SH
Great Lakes Chemical Corporation                    COMMON STOCK      390568103            382,203         12,145  SH
Greater Bay Bancorp                                 COMMON STOCK      391648102            963,639         36,543  SH
Guidant Corporation                                 COMMON STOCK      401698105         81,966,352      1,217,925  SH
Guidant Corporation                                 COMMON STOCK      401698105         13,286,702        197,425  SH
Koninklijke Nedlloyd NV                             COMMON STOCK       4060129          12,765,910        187,850  SH
Koninklijke Nedlloyd NV                             COMMON STOCK       4060129           2,545,027         37,450  SH
Harrah's Entertainment                              COMMON STOCK      413619107          1,726,076         23,950  SH
Hibernia Corporation                                COMMON STOCK      428656102          3,318,000        100,000  SH
Bayerische Hypo- und Vereinsbank AG                 COMMON STOCK       4325419          21,021,985        800,807  SH
Bayerische Hypo- und Vereinsbank AG                 COMMON STOCK       4325419           2,325,182         88,575  SH
INAMED Corporation                                  COMMON STOCK      453235103         43,014,898        642,301  SH
INAMED Corporation                                  COMMON STOCK      453235103          6,059,446         90,480  SH
infoUSA Inc.                                        COMMON STOCK      456818301             73,710          6,300  SH
infoUSA Inc.                                        COMMON STOCK      456818301          2,779,663        237,578  SH
Instinet Group Incorporated                         COMMON STOCK      457750107         10,527,915      2,009,144  SH
Instinet Group Incorporated                         COMMON STOCK      457750107            851,683        162,535  SH
Lin TV Corp.                                        COMMON STOCK      532774106         21,811,467      1,570,300  SH
Lin TV Corp.                                        COMMON STOCK      532774106          3,805,860        274,000  SH
Skandia Forsakrings AB                              COMMON STOCK       5461572          20,575,326      3,747,100  SH
Skandia Forsakrings AB                              COMMON STOCK       5461572           2,761,424        502,900  SH
MCI Inc.                                            COMMON STOCK      552691107         32,500,011      1,264,100  SH
MCI Inc.                                            COMMON STOCK      552691107          4,008,189        155,900  SH
May Department Stores Company                       COMMON STOCK      577778103         27,316,230        680,185  SH
May Department Stores Company                       COMMON STOCK      577778103          5,982,234        148,960  SH
Medicis Pharmaceutical Corporation                  COMMON STOCK      584690309          8,059,420        254,000  SH
Medicore, Inc.                                      COMMON STOCK      584931109             92,562          7,352  SH
Medicore, Inc.                                      COMMON STOCK      584931109            460,064         36,542  SH
Mittal Steel Company N.V.                           COMMON STOCK      60684P101          3,527,527        148,590  SH
Mittal Steel Company N.V.                           COMMON STOCK      60684P101            741,922         31,252  SH
The Neiman Marcus Group, Inc.                       COMMON STOCK      640204202         30,975,632        319,600  SH
The Neiman Marcus Group, Inc.                       COMMON STOCK      640204202          3,712,036         38,300  SH
News Corporation Class A                            COMMON STOCK      65248E104             16,795          1,038  SH
News Corporation Class A                            COMMON STOCK      65248E104          2,118,318        130,922  SH
Nextel Communications, Inc.                         COMMON STOCK      65332V103         51,259,427      1,586,488  SH
Nextel Communications, Inc.                         COMMON STOCK      65332V103          5,970,403        184,785  SH
NextWave Telecom,  Inc. Class B Escrow              COMMON STOCK      653ESC996             20,000         20,000  SH
OfficeMax, Inc.                                     COMMON STOCK      67622P101          3,848,844        129,286  SH
Overnite Corporation                                COMMON STOCK      690322102         31,463,509        732,050  SH
Overnite Corporation                                COMMON STOCK      690322102          3,994,991         92,950  SH
Penn West Energy Trust                              COMMON STOCK      707885109         25,738,816      1,088,230  SH
Penn West Energy Trust                              COMMON STOCK      707885109          2,255,691         95,370  SH
Euronext NV                                         COMMON STOCK       7153770          13,550,400        400,000  SH
Petroleo Brasileiro S.A. Class A ADR                COMMON STOCK      71654V101            248,616          5,400  SH
Premcor Inc.                                        COMMON STOCK      74045Q104         17,912,245        241,470  SH
Premcor Inc.                                        COMMON STOCK      74045Q104          1,920,817         25,894  SH
Price Communications Corporation                    COMMON STOCK      741437305         62,968,419      3,639,793  SH
Price Communications Corporation                    COMMON STOCK      741437305          7,719,762        446,229  SH
Providian Financial Corporation                     COMMON STOCK      74406A102          8,462,400        480,000  SH
Renal Care Group, Inc.                              COMMON STOCK      759930100         44,832,250        972,500  SH
Renal Care Group, Inc.                              COMMON STOCK      759930100          6,961,100        151,000  SH
School Specialty, Inc.                              COMMON STOCK      807863105         11,517,864        247,696  SH
School Specialty, Inc.                              COMMON STOCK      807863105          3,733,950         80,300  SH
Storage Technology Corp.                            COMMON STOCK      862111200         17,874,639        492,550  SH
Storage Technology Corp.                            COMMON STOCK      862111200          2,295,342         63,250  SH
SunGard Data Systems Inc.                           COMMON STOCK      867363103         36,077,386      1,025,800  SH
SunGard Data Systems Inc.                           COMMON STOCK      867363103          5,373,976        152,800  SH
Telesystem International Wireless Inc.              COMMON STOCK      879946606          8,191,128        524,400  SH
Telesystem International Wireless Inc.              COMMON STOCK      879946606          3,016,222        193,100  SH
The Titan Corporation                               COMMON STOCK      888266103         33,929,217      1,492,050  SH
The Titan Corporation                               COMMON STOCK      888266103          5,297,283        232,950  SH
Toys 'R' Us, Inc.                                   COMMON STOCK      892335100         32,193,060      1,215,750  SH
Toys 'R' Us, Inc.                                   COMMON STOCK      892335100          3,695,284        139,550  SH
Transkaryotic Therapies, Inc.                       COMMON STOCK      893735100         27,475,567        751,109  SH
Transkaryotic Therapies, Inc.                       COMMON STOCK      893735100          7,513,313        205,394  SH
Unocal Corporation                                  COMMON STOCK      915289102         55,949,505        860,100  SH
Unocal Corporation                                  COMMON STOCK      915289102          7,474,245        114,900  SH
Wendy's International, Inc.                         COMMON STOCK      950590109          9,625,300        202,000  SH
Western Wireless Corporation                        COMMON STOCK      95988E204         33,751,762        797,914  SH
Western Wireless Corporation                        COMMON STOCK      95988E204          4,678,338        110,599  SH

PREFERRED STOCK
TNP Enterprises 14.5% preferred                   PREFERRED STOCK     872594403          6,088,238          5,370  SH

WARRANTS
Dictaphone Corp warrants                              WARRANTS          dctwv               15,118        241,889  SH
Dictaphone Corp warrants                              WARRANTS          dctwv                4,530         72,482  SH

Fixed Income
CORPORATE BONDS
Adelphia Communications senior note               CORPORATE BONDS     006848AS4          9,911,512     11,695,000  PRN
9.250% Due 10-01-05
Adelphia Communications senior note               CORPORATE BONDS     006848BE4         10,539,380     11,842,000  PRN
9.375% Due 11-15-09
Adelphia Communications senior note               CORPORATE BONDS     006848BE4          3,433,620      3,858,000  PRN
9.375% Due 11-15-09
Adelphia Communications convertible note          CORPORATE BONDS     006848BG9          1,386,250     27,725,000  PRN
6.000% Due 02-15-06
Adelphia Communications convertible note          CORPORATE BONDS     006848BG9            632,500     12,650,000  PRN
6.000% Due 02-15-06
Adelphia Communications convertible note          CORPORATE BONDS     006848BH7          1,329,150     26,583,000  PRN
3.250% Due 05-01-21
Adelphia Communications convertible note          CORPORATE BONDS     006848BH7             35,850        717,000  PRN
3.250% Due 05-01-21
Adelphia Communications senior note               CORPORATE BONDS     006848BJ3         16,650,222     18,449,000  PRN
10.250% Due 06-15-11
Adelphia Communications senior note               CORPORATE BONDS     006848BJ3          1,399,777      1,551,000  PRN
10.250% Due 06-15-11
Roadway Corp. note                                CORPORATE BONDS     769742AB3         29,744,531     27,195,000  PRN
8.250% Due 12-01-08
Toys R US note                                    CORPORATE BONDS     892335AK6         13,026,725     14,555,000  PRN
7.875% Due 04-15-13
Toys R US note                                    CORPORATE BONDS     892335AK6          1,740,775      1,945,000  PRN
7.875% Due 04-15-13

Other
PUTS
iShares Lehman Sept. 90 put                             PUTS           ief.ul            1,296,000          3,600        PUT
S&P 500 Index Dec.'05 1075 put                          PUTS           spq.xo           -1,375,000         -1,250        PUT
S&P 500 Index Dec.'05 1150 put                          PUTS           spt.xj            3,112,500          1,250        PUT
Energy Select Sector SPDR Fund July 50 put              PUTS           xbt.sx            1,926,106          3,458        PUT


TOTAL                                                                                1,541,714,131







Item 1                                                Item 6          Item 7                     Item 8
-----------------------------------------------  -------------    ------------    ---------------------------------
                                                                                           Voting Authority
                                                   Investment         Other       ---------------------------------
Name of Issuer                                     Discretion       Managers         Sole        Shared       None
-----------------------------------------------  -------------    ------------    ----------   ---------    -------
Equities
COMMON STOCK
Accredo Health, Incorporated                       (a) Sole                         (a) Sole
Accredo Health, Incorporated                       (b) Shared                       (a) Sole
Adelphia Communications Corp.                      (b) Shared                       (a) Sole
Ameritrade Holding Corporation                     (a) Sole                         (a) Sole
Apria Healthcare Group Inc.                        (a) Sole                         (a) Sole
Apria Healthcare Group Inc.                        (b) Shared                       (a) Sole
Ask Jeeves, Inc.                                   (a) Sole                         (a) Sole
Ask Jeeves, Inc.                                   (b) Shared                       (a) Sole
Beverly Enterprises, Inc.                          (a) Sole                         (a) Sole
Beverly Enterprises, Inc.                          (b) Shared                       (a) Sole
Bone Care International, Inc.                      (a) Sole                         (a) Sole
Bone Care International, Inc.                      (b) Shared                       (a) Sole
Brookstone, Inc.                                   (a) Sole                         (a) Sole
Brookstone, Inc.                                   (b) Shared                       (a) Sole
CUNO Incorporated                                  (a) Sole                         (a) Sole
Cablevision Systems Corporation                    (a) Sole                         (a) Sole
Cablevision Systems Corporation                    (b) Shared                       (a) Sole
Dictaphone Corporation                             (a) Sole                         (a) Sole
Dictaphone Corporation                             (b) Shared                       (a) Sole
DoubleClick, Inc.                                  (a) Sole                         (a) Sole
DoubleClick, Inc.                                  (b) Shared                       (a) Sole
Dreyer's Grand Ice Cream, Inc.                     (a) Sole                         (a) Sole
Dreyer's Grand Ice Cream, Inc.                     (b) Shared                       (a) Sole
Electronics Boutique Holdings Corp.                (a) Sole                         (a) Sole
Electronics Boutique Holdings Corp.                (b) Shared                       (a) Sole
Gartner, Inc. Class B                              (a) Sole                         (a) Sole
Gartner, Inc. Class B                              (b) Shared                       (a) Sole
The Gillette Company                               (a) Sole                         (a) Sole
The Gillette Company                               (b) Shared                       (a) Sole
Gold Banc Corporation                              (a) Sole                         (a) Sole
Great Lakes Chemical Corporation                   (a) Sole                         (a) Sole
Greater Bay Bancorp                                (a) Sole                         (a) Sole
Guidant Corporation                                (a) Sole                         (a) Sole
Guidant Corporation                                (b) Shared                       (a) Sole
Koninklijke Nedlloyd NV                            (a) Sole                         (a) Sole
Koninklijke Nedlloyd NV                            (b) Shared                       (a) Sole
Harrah's Entertainment                             (b) Shared                       (a) Sole
Hibernia Corporation                               (a) Sole                         (a) Sole
Bayerische Hypo- und Vereinsbank AG                (a) Sole                         (a) Sole
Bayerische Hypo- und Vereinsbank AG                (b) Shared                       (a) Sole
INAMED Corporation                                 (a) Sole                         (a) Sole
INAMED Corporation                                 (b) Shared                       (a) Sole
infoUSA Inc.                                       (a) Sole                         (a) Sole
infoUSA Inc.                                       (b) Shared                       (a) Sole
Instinet Group Incorporated                        (a) Sole                         (a) Sole
Instinet Group Incorporated                        (b) Shared                       (a) Sole
Lin TV Corp.                                       (a) Sole                         (a) Sole
Lin TV Corp.                                       (b) Shared                       (a) Sole
Skandia Forsakrings AB                             (a) Sole                         (a) Sole
Skandia Forsakrings AB                             (b) Shared                       (a) Sole
MCI Inc.                                           (a) Sole                         (a) Sole
MCI Inc.                                           (b) Shared                       (a) Sole
May Department Stores Company                      (a) Sole                         (a) Sole
May Department Stores Company                      (b) Shared                       (a) Sole
Medicis Pharmaceutical Corporation                 (a) Sole                         (a) Sole
Medicore, Inc.                                     (a) Sole                         (a) Sole
Medicore, Inc.                                     (b) Shared                       (a) Sole
Mittal Steel Company N.V.                          (a) Sole                         (a) Sole
Mittal Steel Company N.V.                          (b) Shared                       (a) Sole
The Neiman Marcus Group, Inc.                      (a) Sole                         (a) Sole
The Neiman Marcus Group, Inc.                      (b) Shared                       (a) Sole
News Corporation Class A                           (a) Sole                         (a) Sole
News Corporation Class A                           (b) Shared                       (a) Sole
Nextel Communications, Inc.                        (a) Sole                         (a) Sole
Nextel Communications, Inc.                        (b) Shared                       (a) Sole
NextWave Telecom,  Inc. Class B Escrow             (b) Shared                       (a) Sole
OfficeMax, Inc.                                    (a) Sole                         (a) Sole
Overnite Corporation                               (a) Sole                         (a) Sole
Overnite Corporation                               (b) Shared                       (a) Sole
Penn West Energy Trust                             (a) Sole                         (a) Sole
Penn West Energy Trust                             (b) Shared                       (a) Sole
Euronext NV                                        (a) Sole                         (a) Sole
Petroleo Brasileiro S.A. Class A ADR               (b) Shared                       (a) Sole
Premcor Inc.                                       (a) Sole                         (a) Sole
Premcor Inc.                                       (b) Shared                       (a) Sole
Price Communications Corporation                   (a) Sole                         (a) Sole
Price Communications Corporation                   (b) Shared                       (a) Sole
Providian Financial Corporation                    (a) Sole                         (a) Sole
Renal Care Group, Inc.                             (a) Sole                         (a) Sole
Renal Care Group, Inc.                             (b) Shared                       (a) Sole
School Specialty, Inc.                             (a) Sole                         (a) Sole
School Specialty, Inc.                             (b) Shared                       (a) Sole
Storage Technology Corp.                           (a) Sole                         (a) Sole
Storage Technology Corp.                           (b) Shared                       (a) Sole
SunGard Data Systems Inc.                          (a) Sole                         (a) Sole
SunGard Data Systems Inc.                          (b) Shared                       (a) Sole
Telesystem International Wireless Inc.             (a) Sole                         (a) Sole
Telesystem International Wireless Inc.             (b) Shared                       (a) Sole
The Titan Corporation                              (a) Sole                         (a) Sole
The Titan Corporation                              (b) Shared                       (a) Sole
Toys 'R' Us, Inc.                                  (a) Sole                         (a) Sole
Toys 'R' Us, Inc.                                  (b) Shared                       (a) Sole
Transkaryotic Therapies, Inc.                      (a) Sole                         (a) Sole
Transkaryotic Therapies, Inc.                      (b) Shared                       (a) Sole
Unocal Corporation                                 (a) Sole                         (a) Sole
Unocal Corporation                                 (b) Shared                       (a) Sole
Wendy's International, Inc.                        (a) Sole                         (a) Sole
Western Wireless Corporation                       (a) Sole                         (a) Sole
Western Wireless Corporation                       (b) Shared                       (a) Sole

PREFERRED STOCK
TNP Enterprises 14.5% preferred                    (a) Sole                         (a) Sole

WARRANTS
Dictaphone Corp warrants                           (a) Sole                         (a) Sole
Dictaphone Corp warrants                           (b) Shared                       (a) Sole

Fixed Income
CORPORATE BONDS
Adelphia Communications senior note                (a) Sole                         (a) Sole
9.250% Due 10-01-05
Adelphia Communications senior note                (a) Sole                         (a) Sole
9.375% Due 11-15-09
Adelphia Communications senior note                (b) Shared                       (a) Sole
9.375% Due 11-15-09
Adelphia Communications convertible note           (a) Sole                         (a) Sole
6.000% Due 02-15-06
Adelphia Communications convertible note           (b) Shared                       (a) Sole
6.000% Due 02-15-06
Adelphia Communications convertible note           (a) Sole                         (a) Sole
3.250% Due 05-01-21
Adelphia Communications convertible note           (b) Shared                       (a) Sole
3.250% Due 05-01-21
Adelphia Communications senior note                (a) Sole                         (a) Sole
10.250% Due 06-15-11
Adelphia Communications senior note                (b) Shared                       (a) Sole
10.250% Due 06-15-11
Roadway Corp. note                                 (a) Sole                         (a) Sole
8.250% Due 12-01-08
Toys R US note                                     (a) Sole                         (a) Sole
7.875% Due 04-15-13
Toys R US note                                     (b) Shared                       (a) Sole
7.875% Due 04-15-13

Other
PUTS
iShares Lehman Sept. 90 put                        (a) Sole                         (a) Sole
S&P 500 Index Dec.'05 1075 put                     (a) Sole                         (a) Sole
S&P 500 Index Dec.'05 1150 put                     (a) Sole                         (a) Sole
Energy Select Sector SPDR Fund July 50 put         (a) Sole                         (a) Sole
